Exhibit 2

UBS Commercial Mortgage Trust 2019-C18
Commercial Mortgage Pass Through Certificates, Series 2019-C18

Report To:
UBS AG
UBS Commercial Mortgage Securitization Corp.
Rialto Capital Management, LLC
Rialto Real Estate Fund IV – Debt, LP
Natixis Real Estate Capital LLC
Cantor Commercial Real Estate Lending, L.P.
Cantor Fitzgerald & Co.

2 December 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

UBS AG UBS Commercial Mortgage Securitization Corp. 1285 Avenue of the Americas New York, New York 10019	Natixis Real Estate Capital LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020

Rialto Capital Management, LLC Rialto Real Estate Fund IV – Debt, LP 790 NW 107th Avenue, Suite 400 Miami, Florida 33172	Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022

Re:	UBS Commercial Mortgage Trust 2019-C18 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-C18 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist UBS Commercial Mortgage Securitization Corp. (the “Depositor”) with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, UBS AG (“UBS”), Rialto Real Estate Fund IV – Debt, LP (“RREF”), Natixis Real Estate Capital LLC (“Natixis”) and Cantor Commercial Real Estate Lending, L.P. (“CCRE,” together with UBS, RREF and Natixis, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Selected Mortgage Loan (as defined herein):

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Selected Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Selected Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
c.	The tenant billing schedule and any supplemental information prepared by the Selected Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) (except for the Selected Mortgage Loans identified on the Mortgage Loan Schedule (as defined herein) as “Orfali Portfolio” (the “Orfali Portfolio Mortgage Loan”) and “Aliso Viejo Plaza” (the “Aliso Viejo Plaza Mortgage Loan”)) relating to the tenants at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
d.	Most recent real estate tax bills (the “Tax Bills”), most recent insurance bills (the “Insurance Bills”) and most recent insurance review file (the “Insurance Review Files”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
e.	Asset summary report(s) (the “ASRs”),
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
g.	An electronic file containing the calculation of the physical occupancy rate for each Historical Period (the “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files),
h.	Lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
i.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

j.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

k.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Tenant Billing Schedules, ASRs, Underwritten Rent Rolls and/or Underwriting Files which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of certain Mortgage Loans (the “Selected Mortgage Loans”) and the original principal balance of each Selected Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Tenant Billing Schedules, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Historical Occupancy Files, Lease Documents and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 December 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable) (except for the Selected Mortgage Loans identified on the Mortgage Loan Schedule as “ILPT Industrial Portfolio” (the “ILPT Industrial Portfolio Mortgage Loan”) and “Wyndham National Hotel Portfolio” (the “Wyndham National Hotel Portfolio Mortgage Loan”)), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for the ILPT Industrial Portfolio Mortgage Loan and Wyndham National Hotel Portfolio Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 2 of 6

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable) and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Selected Mortgage Loans.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s) or Tax Bills.

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Lease Abstracts and
e.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5% and
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Selected Mortgage Loans.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts.

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Lease Abstracts,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan for which the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable) (except for the Orfali Portfolio Mortgage Loan and Aliso Viejo Plaza Mortgage Loan), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan, as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Tenant Billing Schedules,
b.	Information in the Lease Abstracts,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan for which the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable) (except for the Orfali Portfolio Mortgage Loan and Aliso Viejo Plaza Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan, as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of these procedures, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files (as applicable), which is also below $10,000, and
b.	Not perform the procedures described above for the Orfali Portfolio Mortgage Loan and Aliso Viejo Plaza Mortgage Loan.

We performed no procedures to compare any information on the Tenant Billing Schedules to any of the corresponding information in the Lease Abstracts or Borrower Rent Roll Files.

Attachment A Page 4 of 6

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information in the Insurance Bills,
d.	Information on the Insurance Review Files and
e.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites, Insurance Bills or Insurance Review Files.

Attachment A Page 5 of 6

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Selected Mortgage Loan (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown in the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown in the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

6. (continued)

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information in the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 6., we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File (except for the “Credit Tenant Rent Steps” line item, as shown on the Underwriting File, for the ILPT Industrial Portfolio Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000,
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item and
c.	Not perform the procedure described above for the “Credit Tenant Rent Steps” line item for the ILPT Industrial Portfolio Mortgage Loan.

7.	Subsequent to the performance of the procedures described in Items 1. through 6. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for the Selected Mortgage Loans (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Selected Mortgage Loan that are described in Items 1. through 6. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Selected Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Selected Mortgage Loan that were used to perform the procedures described in Items 1. through 6. above and the results of the comparison procedures described in the preceding two sentences of this Item 7.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Selected Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

225 Bush Street	UBS	$35,000,000
Wyndham National Hotel Portfolio	UBS	$35,000,000
Phoenix Industrial Portfolio IV	UBS	$31,100,000
ILPT Industrial Portfolio	UBS	$30,000,000
3 Columbus Circle	Natixis	$30,000,000
Orfali Portfolio	UBS	$30,000,000
Doubletree New York Times Square West Leased Fee	UBS	$28,000,000
United Healthcare Office	UBS	$26,800,000
Westmont Red Roof Inn Portfolio II	Natixis	$17,692,093
Crimson Retail Portfolio	UBS	$16,556,250
Redwood Technology Center	UBS	$16,500,000
Springhill Suites Raleigh Cary	RREF	$14,750,000
Muskogee Apartments Portfolio	RREF	$14,700,000
7105 - 7115 37th Avenue	Natixis	$14,500,000
The Village Apartments	UBS	$14,000,000
Shelbourne Square	UBS	$13,550,000
Mentis Portfolio	CCRE	$13,395,000
Aliso Viejo Plaza	CCRE	$13,000,000

Note:	For any pari passu Selected Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

AUP Findings Schedules

225 Bush Street

Mortgage Loan Seller: UBS
Original Principal Balance: $35,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wyndham National Hotel Portfolio

Mortgage Loan Seller: UBS
Original Principal Balance: $35,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Phoenix Industrial Portfolio IV

Mortgage Loan Seller: UBS
Original Principal Balance: $31,100,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

ILPT Industrial Portfolio

Mortgage Loan Seller: UBS
Original Principal Balance: $30,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3 Columbus Circle

Mortgage Loan Seller: Natixis
Original Principal Balance: $30,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Orfali Portfolio

Mortgage Loan Seller: UBS
Original Principal Balance: $30,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Doubletree New York Times Square West Leased Fee

Mortgage Loan Seller: UBS
Original Principal Balance: $28,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

United Healthcare Office

Mortgage Loan Seller: UBS
Original Principal Balance: $26,800,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Lease Abstracts	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westmont Red Roof Inn Portfolio II

Mortgage Loan Seller: Natixis
Original Principal Balance: $17,692,093

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Crimson Retail Portfolio

Mortgage Loan Seller: UBS
Original Principal Balance: $16,556,250

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels, Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Redwood Technology Center

Mortgage Loan Seller: UBS
Original Principal Balance: $16,500,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Springhill Suites Raleigh Cary

Mortgage Loan Seller: RREF
Original Principal Balance: $14,750,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Muskogee Apartments Portfolio

Mortgage Loan Seller: RREF
Original Principal Balance: $14,700,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7105 - 7115 37th Avenue

Mortgage Loan Seller: Natixis
Original Principal Balance: $14,500,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Village Apartments

Mortgage Loan Seller: UBS
Original Principal Balance: $14,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mentis Portfolio

Mortgage Loan Seller: CCRE
Original Principal Balance: $13,395,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Aliso Viejo Plaza

Mortgage Loan Seller: CCRE
Original Principal Balance: $13,000,000

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.

	For the Selected Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Selected Mortgage Loan, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Selected Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Selected Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable